Taxation - Sales tax (Details)	3 Months Ended	12 Months Ended	69 Months Ended
	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2024
Sales tax
Value added tax rate, services provided (as a percent)		6.00%
Value added tax rate, sales of general goods (as a percent)	16.00%		13.00%